REVENUE INFORMATION	12 Months Ended
Dec. 31, 2018
REVENUE INFORMATION
REVENUE INFORMATION

19. REVENUE INFORMATION

Net revenues consist of the following:

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Electronic scooter sales	337,920,673	709,595,841	1,370,522,269
Accessory and Spare parts sales	14,920,309	49,159,080	91,373,179
Service revenues	1,969,066	10,613,080	15,885,856
Net revenues	354,810,048	769,368,001	1,477,781,304

The following summarizes the Group’s revenue from the following geographic areas (based on the location of customer):

	For the Year Ended
	December 31,
	2016	2017	2018
	RMB	RMB	RMB
PRC	353,041,492	731,423,647	1,318,657,227
Europe	1,118,230	36,257,165	148,963,330
Others	650,326	1,687,189	10,160,747
Net revenues	354,810,048	769,368,001	1,477,781,304